DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 57.6%
	EQUITY - 49.8%
268,929	BNY Mellon US Large Cap Core Equity ETF			$ 13,139,871
66,000	Goldman Sachs Equal Weight US Large Cap Equity ETF			6,143,280
110,640	Invesco Nasdaq 100 ETF			33,705,369
731,730	Schwab US Dividend Equity ETF			23,803,177
100,005	State Street SPDR Portfolio S&P 500 ETF			8,976,449
40,600	Vanguard Dividend Appreciation ETF			9,472,386
53,400	Vanguard Morningstar Value ETF			11,538,672
115,590	Vanguard Russell 1000 Growth ETF			14,903,019
				121,682,223
	FIXED INCOME - 7.8%
378,300	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF			19,009,575

	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,516,263)			140,691,798

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 15.5%
	U.S. TREASURY BILLS — 15.5%
10,092,000	United States Treasury Bill(a),(b)	3.860	11/05/26	10,053,685
8,076,000	United States Treasury Bill(a),(b)	3.990	12/03/26	8,019,890
10,093,000	United States Treasury Bill(b)	4.020	12/17/26	10,007,053
9,828,000	United States Treasury Note	4.625	11/15/26	9,832,374
				37,913,002
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,919,482)			37,913,002

	TOTAL INVESTMENTS - 73.1% (Cost $142,435,745)			$ 178,604,800
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.9%			65,808,888
	NET ASSETS - 100.0%			$ 244,413,688

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2,870	CBOT Corn Futures(a)	12/15/2026	$ 71,857,625	$ 2,425,623
960	CME British Pound Currency Futures	12/15/2026	79,601,999	(1,692,002)
635	CME Japanese Yen Currency Futures	12/15/2026	50,752,375	(1,348,581)

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
87	COMEX Copper Futures(a)	12/30/2026	$ 14,401,763	$ (453,785)
170	COMEX Gold 100 Troy Ounces Futures(a)	12/30/2026	71,173,900	(2,572,804)
1,089	NYBOT CSC Number 11 World Sugar Futures(a)	03/01/2027	22,698,245	3,341,444
	TOTAL FUTURES CONTRACTS			$ (300,105)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
762	CME Live Cattle Futures(a)	01/01/2027	$ 67,878,960	$ (578,283)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this investment is a holding of the DAMF Fund Ltd.
(b)	Zero coupon bond; rate disclosed is the effective yield as of September 30, 2026.